Liability for Workforce Reductions and Facility Closures (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013		Dec. 31, 2012
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 54		$ 48
Expense	5		54
Paid	(12)		(44)
Other Adjustments	(3)	[1]	(4)	[2]
Ending Balance	44		54
Workforce-related
Restructuring Cost and Reserve [Line Items]
Beginning Balance	32		36
Expense	4		42
Paid	(10)		(42)
Other Adjustments	(3)	[1]	(4)	[2]
Ending Balance	23		32
Facilities
Restructuring Cost and Reserve [Line Items]
Beginning Balance	22		12
Expense	1		12
Paid	(2)		(2)
Ending Balance	$ 21		$ 22

[1]	The other adjustments column in the table principally relates to changes in estimates from when the initial charge was recorded and also foreign currency translation and other adjustments.
[2]	The other adjustments column in the table principally relates to changes in estimates from when the initial charge was recorded and also foreign currency translation adjustments.